SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about number and weighted average exercise prices of stock options [Table Text Block]
	Weighted
	average
	exercise price	Number
	(C$)	outstanding
As at December 31, 2020	$5.44	2,534,270
Granted	11.73	500,000
Exercised	1.76	(200,832)
As at December 31, 2021	$6.81	2,833,438
Granted	5.98	605,000
Exercised (1)	2.20	(479,536)
Forfeited	9.94	(140,000)
As at December 31, 2022	$7.26	2,818,902

(1) 282,250 stock options were exercised on a net exercise basis with a total of 183,170 common shares issued for the exercise.

Disclosure of detailed information about pricing model with weighted average assumptions for share option granted [Table Text Block]
	Year ended December 31,
	2022	2021
Risk free interest rate	3.22%	0.96%
Expected dividend yield	0%	0%
Expected stock price volatility	59%	58%
Expected life in years	3.25	5.00
Forfeiture rate	0%	0%

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
	Exercise
	price	Number	Number
Expiry date	(C$)	outstanding	exercisable
March 1, 2023	$2.56	231,500	231,500
September 17, 2023	$2.92	320,313	320,313
January 4, 2024	$3.24	293,339	293,339
January 15, 2025	$7.66	518,750	518,750
November 6, 2025	$12.85	390,000	390,000
April 27, 2026	$11.73	460,000	230,000
August 16, 2027	$5.98	605,000	-
		2,818,902	1,983,902

Disclosure of detailed information about number and weighted average exercise prices of Restricted share units [Table Text Block]
Number
outstanding
As at December 31, 2020	211,000
Granted	267,000
Settled	(40,000)
As at December 31, 2021	438,000
Granted	437,554
Settled	(131,500)
Forfeited	(22,500)
As at December 31, 2022	721,554